Investment in equity securities, Equity Securities with Readily Determinable Fair Values (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investments in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 0
Equity securities acquired	535,914
Proceeds from sale of equity securities	(68,234)	$ 0
Realized loss from sale of equity securities	(770)	0
Unrealized loss on equity securities revalued at fair value at end of the period	(13,067)
Unrealized foreign exchange loss	(7,077)
Ending balance	446,766
Dividend income on equity securities	$ 4,136	$ 0